Loans and Allowance for Loan Losses (Details 9) - Loans Receivable $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Loans that were modified as TDRs
Number of Contracts | Contract		7	4
Pre- Modification	[1]	$ 2,042	$ 1,500
Post- Modification		$ 1,852	$ 1,378
Commercial, financial, and agricultural
Loans that were modified as TDRs
Number of Contracts | Contract		2	3
Pre- Modification	[1]	$ 250	$ 244
Post- Modification		$ 229	$ 208
Real estate mortgage - residential
Loans that were modified as TDRs
Number of Contracts | Contract		1	1
Pre- Modification	[1]	$ 519	$ 1,256
Post- Modification		$ 374	$ 1,170
Real estate mortgage - commercial
Loans that were modified as TDRs
Number of Contracts | Contract		4	0
Pre- Modification	[1]	$ 1,273	$ 0
Post- Modification		$ 1,249	$ 0

[1]	The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.